Interim Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands		Preferred A Shares Microbot Medical Ltd. (Pre - Merger) [Member]		Preferred A Shares [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Total		Temporary Equity [Member]
Balance at Dec. 31, 2015		$ 87	[1]		[1]	$ 9	[2]	$ 3,212		$ (3,372)	$ (64)
Balance, shares at Dec. 31, 2015		8,708,132	[1]		[1]	888,188	[2]
Conversion of convertible notes and exercise of warrants issued upon conversion		$ 48	[1]		[1]		[2]	1,803			1,851
Conversion of convertible notes and exercise of warrants issued upon conversion, shares		4,746,237	[1]		[1]		[2]
Effect of reverse recapitalization		$ (135)	[1]		[1]	$ 10	[2]	597			472
Effect of reverse recapitalization, shares		(13,454,369)	[1]		[1]	1,030,957	[2]
Common stock classified as temporary equity			[1]		[1]		[2]	(500)			(500)		500
Beneficial Conversion Feature recorded on convertible debt acquired in reverse recapitalization			[1]		[1]		[2]	2,029			2,029
Transaction costs incurred in reverse recapitalization			[1]		[1]	$ 5	[2]	6,890			6,895
Transaction costs incurred in reverse recapitalization, shares			[1]		[1]	525,706	[2]
Cancellation of ordinary shares and issuance of preferred shares			[1]		[1],[3]	$ (6)	[2]	6
Cancellation of ordinary shares and issuance of preferred shares, shares			[1]	9,736	[1]	(655,967)	[2]
Share based compensation			[1]		[1]		[2]	676			$ 676
Exercise of options, shares	[4]
Net loss			[1]		[1]		[2]			(9,663)	$ (9,663)
Balance at Dec. 31, 2016			[1]		[1],[3]	$ 18	[2]	14,713		(13,035)	1,696		500
Balance, shares at Dec. 31, 2016			[1]	9,736	[1]	1,788,884	[2],[5]
Share based compensation			[1]		[1]		[3]	479			479
Share based compensation, shares			[1]		[1]	8,085	[6]
Issuance of common stock			[1]		[1]	$ 3	[6]	12,699			12,702
Issuance of common stock, shares			[1]		[1]	299,815	[6]
Exercise of options			[1]		[1]		[3],[6]		[3]
Exercise of options, shares			[1]		[1]	31,787	[6]
Cashless exercise of warrants			[1]		[1]		[3],[6]					[3]
Cashless exercise of warrants, shares			[1]		[1]	24	[6]
Extinguishment of convertible notes and issuance of preferred A shares			[1]		[1],[3]		[6]	2,676			2,676
Extinguishment of convertible notes and issuance of preferred A shares, shares			[1]	3,255	[1]		[6]
Conversion of preferred A shares to common stock			[1]		[1],[3]	$ 6	[6]	(6)
Conversion of preferred A shares to common stock, shares			[1]	(8,990)	[1]	605,705	[6]
Net loss			[1]		[1]		[2]			(7,589)	(7,589)
Balance at Dec. 31, 2017			[1]		[3]	$ 27	[6]	30,561		(20,624)	9,964		500
Balance, shares at Dec. 31, 2017			[1]	4,001	[1]	2,734,300	[5],[6]
Share based compensation							[6]	1,139			$ 1,139
Share based compensation, shares
Issuance of common stock, shares
Exercise of options							[3],[6]
Exercise of options, shares						2,487	[6]
Conversion of preferred A shares to common stock					[3]	$ 2	[6]	(2)
Conversion of preferred A shares to common stock, shares				(3,451)		232,151	[6]
Shares issued as consideration-vendor						$ 1	[6]	73			74
Shares issued as consideration-vendor, shares						6,738	[6]
Net loss										(5,111)	(5,111)
Balance at Sep. 30, 2018					[3]	$ 30	[6]	$ 31,771		$ (25,735)	$ 6,066		$ 500
Balance, shares at Sep. 30, 2018				500		2,975,676	[5],[6]

[1]	Share data for periods prior to the reverse recapitalization represents the legal equity structure of Microbot Ltd. with the number of shares adjusted to retroactively reflect the one-to-nine Reverse Stock Split effected on November 28, 2016 as well as the reverse recapitalization consummated on November 28, 2016.
[2]	December 31 2017, 2016 and 2015 share data represent the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.
[3]	Less than 1
[4]	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[5]	Includes 721,107 common stock classified as temporary equity.
[6]	December 31 2017 and 2016 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.